Earnings per Unit	12 Months Ended
Mar. 31, 2014
Earnings per Unit
Earnings per Unit

Note 3 — Earnings per Unit

Our earnings per common and subordinated unit were computed as follows:

	Year Ended March 31,
	2014	2013	2012
	(in thousands, except unit and per unit amounts)

Income attributable to parent equity	$47,655	$47,940	$7,876
Income allocated to general partner (1)	(14,148)	(2,917)	(8)
Income attributable to limited partners	$33,507	$45,023	$7,868

Income allocated to:
Common unitholders	$31,614	$39,517	$4,859
Subordinated unitholders	$1,893	$5,506	$3,009

Weighted average common units outstanding	61,970,471	41,353,574	15,169,983
Weighted average subordinated units outstanding	5,919,346	5,919,346	5,175,384

Income per common unit - basic and diluted	$0.51	$0.96	$0.32

Income per subordinated unit - basic and diluted	$0.32	$0.93	$0.58

(1)         The income allocated to the general partner includes distributions to which it is entitled as the holder of incentive distribution rights (“IDRs”), which are described in Note 11.

The restricted units described in Note 11 were antidilutive for the years ended March 31, 2014, 2013, and 2012.